UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/14

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 97.5%
Auto Components 0.3%
[a]Fuyao Group Glass Industries Co. Ltd., A	China	2,026,888	$3,476,929
Automobiles 6.7%
[a]Chongqing Changan Automobile Co. Ltd., A	China	1,696,527	3,786,335
Chongqing Changan Automobile Co. Ltd., B	China	4,339,662	9,322,450
Dongfeng Motor Group Co. Ltd., H	China	17,864,000	29,356,718
Great Wall Motor Co. Ltd., H	China	972,845	3,783,805
Guangzhou Automobile Group Co. Ltd., H	China	3,099,584	2,993,938
Jiangling Motors Corp. Ltd., B	China	4,557,841	17,744,977
			66,988,223
Banks 9.8%
Bank of China Ltd., H	China	34,537,600	15,434,755
BOC Hong Kong (Holdings) Ltd.	Hong Kong	4,488,000	14,305,603
[a]China Construction Bank Corp., A	China	19,116,578	12,705,977
China Construction Bank Corp., H	China	33,132,272	23,255,508
[a]China Merchants Bank Co. Ltd., A	China	3,196,389	5,410,195
[a]Industrial and Commercial Bank of China Ltd., A	China	20,676,418	11,890,161
Industrial and Commercial Bank of China Ltd., H	China	17,811,155	11,079,428
[a]Industrial Bank Co. Ltd., A	China	1,573,436	2,622,180
[a]Ping An Bank Co. Ltd., A	China	1,067,580	1,763,503
			98,467,310
Beverages 0.9%
[a]Kweichow Moutai Co. Ltd., A	China	210,539	5,561,440
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,171,875	3,788,202
			9,349,642
Capital Markets 1.1%
[a]CITIC Securities Co. Ltd., A	China	4,955,926	10,761,993
Chemicals 0.2%
[a]Wanhua Chemical Group Co. Ltd., A	China	620,756	1,751,486
Commercial Services & Supplies 0.0%†
[b]Integrated Waste Solutions Group Holdings Ltd.	Hong Kong	3,076,078	116,868
Construction Materials 3.0%
[a]Anhui Conch Cement Co. Ltd., A	China	2,658,772	7,441,183
[c]Anhui Conch Cement Co. Ltd., H	China	1,986,500	6,319,223
Asia Cement China Holdings Corp.	China	9,652,629	5,929,828
China National Building Material Co. Ltd., H	China	11,404,000	10,354,388
			30,044,622
Distributors 1.1%
Dah Chong Hong Holdings Ltd.	China	18,711,520	10,820,156
Diversified Telecommunication Services 0.7%
China Telecom Corp. Ltd., H	China	5,444,000	3,337,361
China Unicom (Hong Kong) Ltd.	China	2,494,752	3,727,035
			7,064,396
Electric Utilities 2.2%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	3,199,000	22,474,348
Electrical Equipment 0.9%
Dongfang Electric Corp. Ltd., H	China	1,250,000	2,253,804
[a]NARI Technology Development Co. Ltd., A	China	2,327,049	6,497,617
			8,751,421
Electronic Equipment, Instruments & Components 0.6%
Simplo Technology Co. Ltd.	Taiwan	1,203,214	5,834,124
Energy Equipment & Services 0.5%
[a]Offshore Oil Engineering Co. Ltd., A	China	3,739,460	4,964,828

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)

Food & Staples Retailing 14.1%
[d]Beijing Jingkelong Co. Ltd., H	China	12,289,429	3,402,893
China Resources Enterprise Ltd.	China	5,692,000	13,473,751
Dairy Farm International Holdings Ltd.	Hong Kong	13,125,678	125,087,711
			141,964,355
Food Products 2.3%
[b]China Foods Ltd.	China	12,092,000	4,780,955
[a]Inner Mongolia Yili Industrial Group Co. Ltd., A	China	619,144	2,613,346
Shenguan Holdings Group Ltd.	China	3,642,000	1,219,527
Uni-President China Holdings Ltd.	China	11,910,000	11,964,222
Uni-President Enterprises Corp.	Taiwan	1,333,492	2,314,542
			22,892,592
Gas Utilities 1.1%
ENN Energy Holdings Ltd.	China	1,672,700	10,943,592

Hotels, Restaurants & Leisure 1.6%
[a]Hangzhou Songcheng Tourism Development Co. Ltd., A	China	1,337,721	5,818,547
[a]Shenzhen Overseas Chinese Town Holdings Co., A	China	6,583,834	5,845,385
SJM Holdings Ltd.	Hong Kong	2,191,000	4,176,209
			15,840,141
Household Durables 1.4%
[a]Gree Electric Appliances Inc., A	China	1,227,988	5,547,301
[a]Qingdao Haier Co. Ltd., A	China	2,982,008	7,675,446
Yorkey Optical International Cayman Ltd.	China	6,308,900	715,014
			13,937,761
Independent Power & Renewable Electricity Producers 1.0%
[a]Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	China	13,531,020	6,811,249
[a]Sichuan Chuantou Energy Co. Ltd., A	China	1,164,531	3,369,238
			10,180,487
Industrial Conglomerates 1.9%
Hopewell Holdings Ltd.	Hong Kong	3,865,000	13,539,310
Shanghai Industrial Holdings Ltd.	China	1,944,000	5,758,405
			19,297,715
Insurance 1.9%
AIA Group Ltd.	Hong Kong	1,526,580	7,893,747
[a]Ping An Insurance (Group) Co. of China Ltd., A	China	1,696,925	11,430,781
			19,324,528
Internet Software & Services 1.4%
[b]Sohu.com Inc.	China	75,300	3,782,319
Tencent Holdings Ltd.	China	692,000	10,275,750
			14,058,069
IT Services 0.9%
Travelsky Technology Ltd., H	China	8,444,559	9,113,792

Leisure Products 0.2%
[a]Guangzhou Pearl River Piano Group Co. Ltd., A	China	1,275,405	2,335,351

Machinery 1.4%
[a]CSR Corp. Ltd., A	China	3,379,191	2,895,584
[a]Zhangjiagang Furui Special Equipment Co. Ltd., A	China	503,322	4,772,068
[a]Zhengzhou Yutong Bus Co. Ltd., A	China	913,766	2,713,685
Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	6,209,420	3,622,658
			14,003,995
Marine 1.0%
[b]China Shipping Development Co. Ltd., H	China	10,356,000	6,495,299
[b]Sinotrans Shipping Ltd.	China	11,444,500	3,139,457
			9,634,756
Media 0.2%
[b,e]Poly Culture Group Corp. Ltd., H, Reg S	China	412,400	1,534,951

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)

Metals & Mining 0.3%
Jiangxi Copper Co. Ltd., H	China	1,940,840	3,214,466
Oil, Gas & Consumable Fuels 17.9%
China Petroleum and Chemical Corp., H	China	84,511,000	74,011,681
[a]China Shenhua Energy Co. Ltd., A	China	1,632,300	4,137,589
China Shenhua Energy Co. Ltd., H	China	4,485,500	12,506,819
CNOOC Ltd.	China	23,787,400	40,745,226
[a]PetroChina Co. Ltd., A	China	2,330,098	2,956,987
PetroChina Co. Ltd., H	China	35,599,500	45,618,930
			179,977,232
Paper & Forest Products 1.6%
Nine Dragons Paper Holdings Ltd.	China	21,713,901	15,576,546
Personal Products 0.5%
[a]By-health Co. Ltd., A	China	871,314	4,160,335
Hengan International Group Co. Ltd.	China	109,500	1,075,306
			5,235,641
Pharmaceuticals 1.3%
[a]Jiangsu Hengrui Medicine Co. Ltd., A	China	300,670	1,815,237
[a]Tasly Pharmaceutical Group Co. Ltd., A	China	653,338	4,426,542
Tong Ren Tang Technologies Co. Ltd., H	China	2,764,300	3,823,557
[a]Yunnan Baiyao Group Co. Ltd., A	China	333,069	2,781,860
			12,847,196
Real Estate Management & Development 1.7%
Agile Property Holdings Ltd.	China	530,000	325,591
[b]Agile Property Holdings Ltd., rts., 10/24/14	China	106,000	10,512
Cheung Kong (Holdings) Ltd.	Hong Kong	464,000	7,637,073
[a]China Vanke Co. Ltd., A	China	4,373,630	6,540,673
Soho China Ltd.	China	3,435,600	2,486,664
			17,000,513
Road & Rail 0.6%
[a]Daqin Railway Co. Ltd., A	China	4,759,637	6,032,414
Semiconductors & Semiconductor Equipment 7.5%
[b]GCL-Poly Energy Holdings Ltd.	Hong Kong	13,089,000	4,838,007
MediaTek Inc.	Taiwan	644,648	9,546,809
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	15,560,136	61,381,207
			75,766,023
Software 1.0%
[a]Aisino Co. Ltd., A	China	1,105,400	4,536,129
[a]ShenZhen TianYuan DIC Information Technology Co. Ltd., A	China	523,977	1,480,127
[a]YGSOFT Inc., A	China	1,168,527	3,980,435
			9,996,691
Technology Hardware, Storage & Peripherals 0.5%
Advantech Co. Ltd.	Taiwan	679,438	4,802,077
Textiles, Apparel & Luxury Goods 1.6%
Anta Sports Products Ltd.	China	7,773,100	15,757,129
Transportation Infrastructure 1.0%
COSCO Pacific Ltd.	China	7,620,274	10,128,110
Wireless Telecommunication Services 3.6%
China Mobile Ltd.	China	3,137,000	36,219,540

Total Common Stocks and Other Equity Interests (Cost $507,406,742)			978,482,009
Short Term Investments 1.6%
Money Market Funds (Cost $16,174,947) 1.6%
[b,f]Institutional Fiduciary Trust Money Market Portfolio	United States	16,174,947	16,174,947

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2014 (unaudited) (continued)
Investments from Cash Collateral Received for Loaned Securities (Cost
$33,500) 0.0%†
Money Market Funds 0.0%†
[g]BNY Mellon Overnight Government Fund, 0.026%	United States	33,500	33,500
Total Investments (Cost $523,615,189) 99.1%			994,690,456
Other Assets, less Liabilities 0.9%			8,831,282
Net Assets 100.0%			$1,003,521,738

†Rounds to less than 0.1% of net assets.
aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
bNon-income producing.
cA portion or all of the security is on loan at September 30, 2014.
dSee Note 4 regarding holdings of 5% voting securities.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors.
fInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
gThe rate shown is the annualized seven-day yield at period end.

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

On April 29, 2014, the Fund acquired 100% of the outstanding shares of the Templeton China Opportunities Fund, Ltd (China Fund). Effective April 30, 2014, the China Fund became a disregarded entity for U.S. federal income tax purposes. The accompanying Statement of Investments reflects the portfolio holdings of the Fund and the China Fund on a consolidated basis.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$526,428,839

Unrealized appreciation	$485,556,479
Unrealized depreciation	(17,294,862)
Net unrealized appreciation (depreciation)	$468,261,617

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (“PRC”) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a QFII license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States. The QFII status is highly regulated by the China Securities Regulatory Commission of the PRC and is very strict around investment guidelines, minimum investment holding periods and repatriation of profits and principal. At times Fund performance may be negatively impacted due to such restrictions applied to the QFII Quota by QFII regulations. Risks also include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Beijing Jingkelong Co. Ltd., H	12,289,429	-	-	12,289,429	$3,402,893	$176,579	$-
Total Affiliated Securities (Value is 0.34% of Net Assets)

6. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund as of April 29, 2014, and is able to invest directly in China A shares consistent with the investment objective of the Fund. At September 30, 2014, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2014, the net assets of the China Fund were $188,015,791, representing 18.74% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota). The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

     • Level 1 – quoted prices in active markets for identical financial instruments

     • Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments) The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$978,482,009	$-	$	- $	978,482,009
Short Term Investments	16,174,947	33,500		-	16,208,447
Total Investments in Securities	$994,656,956	$33,500	$	- $	994,690,456

aIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2014

By /s/MARK H. OTANI

   Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2014